Additional disclosures in respect of guaranteed securities - Disclosure of condensed statement of financial position and condensed income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of information about consolidated structured entities [line items]
Non-current assets	£ 83,531	£ 76,897
Current assets	9,166	17,963
Current liabilities	(9,130)	(24,770)
Non-current liabilities	(54,005)	(46,234)
Net assets	29,562	23,856
Equity	29,562	23,856	£ 19,860	£ 19,793
Revenue	21,659	18,449	13,665
Operating profit	4,879	4,371	2,401
Profit after tax from continuing operations	2,714	£ 2,183	£ 1,304
Other subsidiaries
Disclosure of information about consolidated structured entities [line items]
Non-current assets	124
Current assets	15,382
Current liabilities	(6,181)
Non-current liabilities	(2,096)
Other income from other subsidiaries	1,691
Investments in subsidiaries	14,488
National Grid plc and Niagara Mohawk Power Corporation combined
Disclosure of information about consolidated structured entities [line items]
Non-current assets	11,385
Current assets	1,610
Current liabilities	(1,563)
Non-current liabilities	(12,463)
Net assets	6,198
Equity	6,198
Revenue	3,601
Other operating costs	(3,463)
Operating profit	138
Other income and costs, including taxation	(157)
Profit after tax from continuing operations	£ 1,672